Goodwill and Intangible Assets (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 100,000
Amortization of intangible assets	1,100,000	1,000,000	2,200,000	2,000,000	4,100,000	4,300,000
Long-lived asset impairment	1,659,000	0	2,231,000	0	908,000	0
Oneida and Viners Trademark/Tradenames
Goodwill [Line Items]
Impairment of Intangible Assets	3,000,000
Metalrax Housewares Limited
Goodwill [Line Items]
Indefinite lived intangible assets acquired					300,000
Tradename licenses
Goodwill [Line Items]
Impairment of Intangible Assets, Finite-lived	100,000
Bon Chef Patent
Goodwill [Line Items]
Change in finite lived intangible assets					200,000
Oneida, NY, Office Building
Goodwill [Line Items]
Long-lived asset impairment	$ 1,700,000